OPERATING REVENUES	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
OPERATING REVENUES	OPERATING REVENUES
The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2022 and 2021 respectively:

(in thousands of $)	2022	2021
Time charter revenues	345,241	205,518
Voyage charter revenues	236,158	227,223
Other revenues	450	1,014
Total operating revenues	581,849	433,755

In the six months ended June 30, 2022 and June 30, 2021, we recognized a total of $14.5 million and $17.4 million, respectively, in demurrage which is included under voyage revenues. Most of our voyage contracts are considered service contracts which fall under the provisions of ASC 606 because we, as the shipowner, retain control over the operations of the vessel such as directing the routes or the vessel speed. However, some of our voyage charter contracts could be considered to contain a lease. A voyage charter contains a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. The ASC 842 lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we have elected this practical expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus do not separate the non-lease component, or service element, from the lease. Furthermore, the standard requires us to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.

(in thousands of $)	Lease	Non- lease	Total
Time charter revenues	327,497	17,744	345,241
Voyage charter revenues	33,735	202,423	236,158
Other revenues	—	450	450
Total operating revenues	361,232	220,617	581,849
Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $10.1 million of contract assets were capitalized in the period ended June 30, 2022 under "Other current assets", of which $8.2 million was amortized up to June 30, 2022, leaving a remaining balance of $1.9 million. $3.2 million of capitalized fulfillment costs were amortized in the six months ended June 30, 2022 in relation to voyages in progress at the end of December 31, 2021.

As of June 30, 2022 and December 31, 2021, we reported the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2022	2021
Voyages in progress	10,822	14,476
Trade accounts receivable	5,153	15,916
Other current assets (capitalized fulfillment costs)	1,943	3,249
Total	17,918	33,641

As at June 30, 2022, we recorded $9.6 million in total deferred charter revenue for consideration received or unearned revenue related to ongoing voyages at period end. In the first six months of 2022, we recognized $20.0 million in revenue, which was deferred as at December 31, 2021, as the performance obligations were met. Credit loss allowance as of June 30, 2022 relating to the contract assets above amounted to $0.1 million. No impairment losses were recognized as of December 31, 2021.

In 2021, we exited the CCL pool and, as such, no revenue was recognized relating to our vessels under the CCL revenue sharing agreements ("RSA") for the six months ended June 30, 2022. Total revenues for the six months ended June 30, 2021 relating to our owned vessels that were under the CCL RSA or arrangements where we are considered the principal were $198.7 million, respectively. In addition to these amounts, we retained or paid a net pro/contra amount based on a net settlement of our relative share of the pool results. The net pro/contra amounts relating to the pool arrangements where we were considered the principal were net negative $0.4 million and positive $3.6 million, in the six months ended June 30, 2022 and in the six months ended June 30, 2021, respectively. These amounts are presented under the line item "other operating income (expenses), net".

Total lease revenues for the six months ended June 30, 2022 and the six months ended June 30, 2021, relating to our owned vessels that were under the C Transport Holding Ltd. Supramax RSA and which have been accounted for as operating leases were nil and $10.0 million, respectively.